Subsequent events	12 Months Ended
Dec. 31, 2024
Events After Reporting Period [Abstract]
Subsequent events
26.
Subsequent events

Acquisition of Newtail

On January 9, 2025, VTEX acquired 100% of the shares of Newtail Serviços de Tecnologia LTDA (“Newtail”), a privately held company specializing in the retail media business, for a total cash consideration of US$4,106. The acquisition is expected to expand the Group's retail media solutions. The financial effects of this acquisition, including the initial recognition of the assets, liabilities, and goodwill associated with the acquired company will be accounted for in the financial statements for the year ending December 31, 2025. At the date of approval of these financial statements, management is in the process of assessing the fair value of the identifiable assets and liabilities of Newtail at the acquisition date. In addition to the cash consideration, a separate agreement with the owners of the acquired company provides for an additional payment of US$1,644, covering a long-term non-compete agreement.

Subsequent share repurchase and canceling

During January and February of 2025, the Company canceled 1,500,247 Class A common shares, of which 72,584 shares were held in treasury as of December 31, 2024, and 1,427,663 were repurchased after December 31, 2024 under the repurchase share program.